UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22794

Gator Trust Series

(Exact Name of Registrant as Specified in Charter)

100 South Ashley Drive, Suite 895

Tampa, Florida 33602

(Address of Principal Executive Offices)(Zip Code)

Derek Pilecki

100 South Ashley Drive, Suite 895

Tampa, Florida 33602

(Name and Address of Agent for Service)

With copy to: Jeffrey T. Skinner, Esq.

Kilpatrick Townsend & Stockton LLP

1001 West Fourth Street

Winston-Salem, NC 27101

Registrant’s Telephone Number, including Area Code:  (813) 282-7870

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Gator Focus Fund
	Schedule of Investments
	June 30, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 95.63%

Air Transportation, Scheduled - 3.95%
5,125	American Airlines Group, Inc.	$ 204,667

Capital Markets - 4.27%
27,899	CIFC Corp.	221,239

Crude Petroleum & Natural Gas - 1.55%
14,400	Rex Energy Corp. *	80,496

Deep Sea Foreign Transportation of Freight - 2.15%
2,600	Teekay Corp.	111,332

Hospital & Medical Service Plans - 2.78%
1,700	WellCare Health Plans, Inc. *	144,211

Hotles & Motels - 4.32%
12,200	Penn National Gaming, Inc. *	223,870

Investment Advice - 7.05%
11,300	Janus Capital Group, Inc.	193,456
1,300	Virtus Investment Partners, Inc.	171,925
		365,381
Insurance - 7.03%
1,300	Ambac Financial Group, Inc. *	21,632
11,600	Fidelity National Financial, Inc. *	178,408
3,600	Primerica, Inc.	164,484
		364,524
Metals & Mining - 2.36%
9,400	Suncoke Energy, Inc.	122,200

Natural Gas Transmission & Distribution - 11.05%
8,200	EnLink Midstream, LLC	254,938
2,400	ONEOK, Inc.	94,752
2,500	Targa Resources Corp.	223,050
		572,740
Newspapers: Publishing or Publishing & Printing - 3.36%
21,000	Journal Media Group, Inc.	174,090

Operative Builders - 4.92%
5,500	Ryland Group, Inc.	255,035

Pharmaceutical Preparations - 3.21%
3,600	Prestige Brands Holdings, Inc. *	166,464

Radio & TV Broadcasting & Communications Equipment - 4.61%
7,800	Arris Group, Inc. *	238,680

Real Estate Agents & Managers - 3.63%
5,300	Re/Max Holdings, Inc.	188,203

Retail-Eating Places - 7.74%
3,199	Bob Evans Farms, Inc.	163,309
2,400	DineEquity, Inc.	237,816
		401,125
Retail-Internet & Catalog - 3.05%
5,600	FTD Companies, Inc. *	157,864

Retail-Women's Clothing Store - 2.28%
7,100	Chico's FAS, Inc.	118,073

Savings Institution, Federally Chartered - 3.31%
10,571	BBX Capital Corp. Class-A *	171,673

Security Brokers, Dealers & Flotation Companies - 4.81%
4,046	Oppenheimer Holdings, Inc. Class-A	106,329
2,400	Raymond James Financial, Inc.	142,992
		249,321
Watches, Clocks, Clockwork Operated Devices/Parts - 2.81%
2,100	Fossil Group, Inc. *	145,656

Wholesale-Electrical Apparatus & Equipment, Wiring Supplies - 5.39%
24,600	Signature Group Holdings, Inc. *	279,210

TOTAL COMMON STOCKS (Cost $5,002,328) - 95.63%		$ 4,956,054

REAL ESTATE INVESTMENT TRUSTS - 0.02%
99	Global Net Lease, Inc.	875

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $881) - 0.02%		$ 875

WARRANTS - 1.36%
9,300	Ambac Financial Group, Inc. *	70,680

TOTAL WARRANTS (Cost $165,781) - 1.36%		$ 70,680

SHORT TERM INVESTMENTS - 3.42%
176,995	Fidelity Institutional Money Market Portfolio 0.12% ** (Cost $176,995)	176,995

TOTAL INVESTMENTS (Cost $5,345,984) - 100.43%		$ 5,204,604

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.43%)		(22,314)

NET ASSETS - 100.00%		$ 5,182,290

* Non-income producing securities during the period.
** Variable rate security; the rate shown represents the rate as of June 30, 2015

NOTES TO FINANCIAL STATEMENTS
Gator Focus Fund
1. SECURITY TRANSACTIONS

At June 30, 2015, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $5,345,984 amounted to $141,380 which consisted of aggregate gross unrealized appreciation of $564,461 and aggregate gross unrealized depreciation of $705,841.

2. SECURITY VALUATION
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2015:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$4,956,054	$0	$0	$4,956,054
Real Estate Investment Trusts	$875	$0	$0	$875
Warrants	$70,680	$0	$0	$70,680
Cash Equivalents	$176,995	$0	$0	$176,995
Total	$5,204,604	$0	$0	$5,204,604

	Gator Opportunities Fund
	Schedule of Investments
	June 30, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 93.24%

Biotechnology - 1.87%
900	Emergent BioSolutions, Inc. *	$ 29,655

Blank Checks - 1.66%
2,100	Boulevard Acquisition Corp. *	26,250

Blood Bank Services - 3.58%
9,200	China Cord Blood Corp. *	56,672

Communications Services, NEC - 4.48%
2,550	DigitalGlobe, Inc. *	70,865

Diversified Consumer Services - 0.49%
170	Sotheby's	7,691

Electrical Equipment - 3.66%
1,900	DTS, Inc. *	57,931

Finance Services - 1.42%
2,450	JG Wentworth Co. Class-A *	22,540

Functions Related to Depository Banking, NEC - 2.66%
2,300	Net 1 UEPS Technologies, Inc. *	42,044

Household Audio & Video Equipment - 3.09%
980	Universal Electronics, Inc. *	48,843

Investment Advice - 7.49%
7,900	Fortress Investment Group, LLC Class-A	57,670
5,500	Pzena Investment Management, Inc.	60,775
		118,445
Media - 5.36%
90	Liberty Broadband Corp. Class-A *	4,587
82	Liberty Broadband Corp. Class-C *	4,195
1,360	Liberty Media Corp. Class-A *	49,014
400	Liberty Media Corp. Class-C *	14,360
200	Loral Space & Communications, Inc. *	12,624
		84,780
Miscellaneous Chemical Products - 0.27%
340	Flotek Industries, Inc. *	4,260

Patent Owners & Lessors - 2.62%
2,600	Rovi Corp. *	41,470

Pharmaceuticals - 2.45%
270	Taro Pharmaceutical Industries, Ltd. *	38,796

Professional Services - 8.68%
500	Equifax, Inc.	48,545
5,250	RPX Corp. *	88,725
		137,270
Real Estate Agents & Managers - 2.92%
270	Jones Lang LaSalle, Inc.	46,170

Search, Detection, Navigation, Guidance, Aeronautical Systems - 0.66%
340	Flir Systems, Inc.	10,479

Security & Commodity Brokers, Dealers, Exchanges & Services - 3.15%
1,020	Nasdaq OMX Group, Inc.	49,786

Semiconductors & Related Devices - 10.82%
190	IPG Photonics Corp. *	16,183
1,400	Kulicke & Soffa Industries, Inc. *	16,394
2,100	Rambus, Inc. *	30,429
2,850	Tessera Technologies, Inc.	108,243
		171,249
Services-Auto Rental Devices - 4.34%
210	AMERCO	68,651

Services-Business Services - 0.93%
200	Stamps.com, Inc. *	14,714

Services-Computer Programming, Data Processing, Etc. - 6.64%
1,550	Interxion Holding NV (Netherlands) *	42,858
4,900	Simulations Plus, Inc.	30,723
6,100	Zix Corp. *	31,537
		105,118
Services-Prepackaged Software - 14.01%
2,050	Bottomline Technologies, Inc. *	57,010
1,800	Computer Modeling Group, Ltd. *	18,232
2,050	Synopsys, Inc. *	103,833
4,200	TiVo, Inc. *	42,588
		221,663

TOTAL COMMON STOCKS (Cost $5,002,328) - 93.24%		$ 1,475,342

SHORT TERM INVESTMENTS - 7.36%
116,450	Fidelity Institutional Money Market Portfolio 0.12% ** (Cost $116,450)	116,450

TOTAL INVESTMENTS (Cost $1,505,064) - 100.60%		$ 1,591,792

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.60%)		(9,535)

NET ASSETS - 100.00%		$ 1,582,257

* Non-income producing securities during the period.
** Variable rate security; the rate shown represents the rate as of June 30, 2015

NOTES TO FINANCIAL STATEMENTS
Gator Opportunities Fund
1. SECURITY TRANSACTIONS

At June 30, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,505,064 amounted to $86,728 which consisted of aggregate gross unrealized appreciation of $141,187 and aggregate gross unrealized depreciation of $54,459.

2. SECURITY VALUATION
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$1,475,342	$0	$0	$1,475,342
Cash Equivalents	$116,450	$0	$0	$116,450
Total	$1,591,792	$0	$0	$1,591,792

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Gator Series Trust

By /s/ Derek S. Pilecki

Derek S. Pilecki

President and Secretary

Date: August 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Derek S. Pilecki

Derek S. Pilecki

President and Secretary

Date: August 31, 2015